UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO 1-3 Year U.S. Treasury Index Fund

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 U.S. Treasury Index Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO Broad U.S. TIPS Index Fund

PIMCO Investment Grade Corporate Bond Fund

PIMCO Build America Bond Strategy Fund

PIMCO Enhanced Short Maturity Strategy Fund

PIMCO Intermediate Municipal Bond Strategy Fund

PIMCO Short Term Municipal Bond Strategy Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Notes
0.625% due 06/30/2012	$6,216	$6,242
0.750% due 11/30/2011	5,749	5,779
0.750% due 08/15/2013	4,195	4,212
0.750% due 09/15/2013	3,128	3,139
1.000% due 03/31/2012	8,103	8,184
1.000% due 04/30/2012	8,213	8,297
1.000% due 07/15/2013	2,618	2,647
1.125% due 01/15/2012	5,257	5,312
1.125% due 12/15/2012	2,937	2,979
1.125% due 06/15/2013	2,754	2,794
1.375% due 02/15/2012	7,296	7,402
1.375% due 09/15/2012	3,771	3,841
1.375% due 10/15/2012	3,631	3,700
1.375% due 11/15/2012	3,636	3,707
1.375% due 01/15/2013	3,648	3,721
1.375% due 02/15/2013	4,114	4,198
1.375% due 03/15/2013	3,998	4,081
1.375% due 05/15/2013	2,955	3,017
1.750% due 08/15/2012	5,888	6,037
1.750% due 04/15/2013	3,812	3,928
4.500% due 09/30/2011	3,072	3,201
4.625% due 10/31/2011	4,996	5,229

Total U.S. Treasury Obligations (Cost $100,748)		101,647

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2010	248	248

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $257. Repurchase proceeds are $248.)
Total Short-Term Instruments (Cost $248)		248

Total Investments 99.9% (Cost $100,996)		$101,895
Other Assets and Liabilities (Net) 0.1%		131

Net Assets 100.0%		$102,026

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$101,647	$0	$101,647
Short-Term Instruments
Repurchase Agreements	0	248	0	248
Investments, at value	$0	$101,895	$0	$101,895

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Notes
1.500% due 12/31/2013	$2,673	$2,740
1.875% due 02/28/2014	3,262	3,382
1.875% due 04/30/2014	2,867	2,974
1.875% due 08/31/2017	816	816
2.125% due 11/30/2014	4,541	4,748
2.375% due 09/30/2014	4,417	4,664
2.375% due 03/31/2016	4,367	4,581
2.500% due 06/30/2017	1,806	1,882
2.625% due 06/30/2014	3,468	3,693
2.750% due 10/31/2013	554	589
3.000% due 02/28/2017	2,792	3,004
3.125% due 10/31/2016	3,176	3,448
3.125% due 04/30/2017	1,822	1,972
3.250% due 07/31/2016	3,601	3,943
3.250% due 12/31/2016	2,864	3,127
4.125% due 05/15/2015	2,968	3,365
7.250% due 05/15/2016	3,162	4,148
9.250% due 02/15/2016	2,199	3,097
9.875% due 11/15/2015	1,301	1,854
10.625% due 08/15/2015	409	591
11.250% due 02/15/2015	411	590

Total U.S. Treasury Obligations (Cost $57,045)		59,208

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2010	144	144

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $152. Repurchase proceeds are $144.)
Total Short-Term Instruments (Cost $144)		144

Total Investments 99.5% (Cost $57,189)		$59,352
Other Assets and Liabilities (Net) 0.5%		321

Net Assets 100.0%		$59,673

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$59,208	$0	$59,208
Short-Term Instruments
Repurchase Agreements	0	144	0	144
Investments, at value	$0	$59,352	$0	$59,352

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.9%
U.S. Treasury Bonds
2.625% due 08/15/2020	$2,286	$2,307
6.250% due 08/15/2023	971	1,315
7.625% due 11/15/2022	482	720
7.625% due 02/15/2025	993	1,524
7.875% due 02/15/2021	147	218
8.125% due 08/15/2021	144	218
8.750% due 05/15/2020	489	753
U.S. Treasury Notes
3.125% due 05/15/2019	2,454	2,609
3.375% due 11/15/2019	2,419	2,607
3.625% due 02/15/2020	2,254	2,473
3.750% due 11/15/2018	2,331	2,605
4.250% due 11/15/2017	1,881	2,177
9.125% due 05/15/2018	1,417	2,137

Total U.S. Treasury Obligations (Cost $20,313)		21,663

Total Investments 98.9% (Cost $20,313)		$21,663
Other Assets and Liabilities (Net) 1.1%		251

Net Assets 100.0%		$21,914

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$21,663	$0	$21,663

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips
0.000% due 02/15/2036	$10,789	$4,060
0.000% due 02/15/2037	10,789	3,909
0.000% due 05/15/2037	10,789	3,862
0.000% due 02/15/2038	10,789	3,722
0.000% due 05/15/2038	10,789	3,680
0.000% due 02/15/2039	10,789	3,561
0.000% due 05/15/2039	10,789	3,479
0.000% due 08/15/2039	10,789	3,437
0.000% due 11/15/2039	10,789	3,394
0.000% due 02/15/2040	10,789	3,365
0.000% due 05/15/2040	10,789	3,334
0.000% due 08/15/2040	10,789	3,354

Total U.S. Treasury Obligations (Cost $39,844)		43,157

Total Investments 100.0% (Cost $39,844)		$43,157
Other Assets and Liabilities (Net) 0.0%		8

Net Assets 100.0%		$43,165

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$43,157	$0	$43,157

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.5%
Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$29,149	$29,982
0.625% due 04/15/2013	39,879	40,988
1.250% due 04/15/2014	40,549	42,703
1.625% due 01/15/2015	55,942	59,845
1.875% due 07/15/2013	61,241	65,140
1.875% due 07/15/2015	49,134	53,476
2.000% due 04/15/2012	47,875	49,577
2.000% due 01/15/2014	63,896	68,598
2.000% due 07/15/2014	56,671	61,360
3.000% due 07/15/2012	71,969	76,484
3.375% due 01/15/2012	19,007	19,916

Total U.S. Treasury Obligations (Cost $559,708)		568,069

Total Investments 99.5% (Cost $559,708)		$568,069
Other Assets and Liabilities (Net) 0.5%		2,639

Net Assets 100.0%		$570,708

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$568,069	$0	$568,069

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%
Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	$2,763	$2,929
2.000% due 01/15/2026	3,731	4,104
2.125% due 02/15/2040	2,593	2,897
2.375% due 01/15/2027	3,027	3,494
2.500% due 01/15/2029	2,440	2,879
3.375% due 04/15/2032	1,045	1,411
3.625% due 04/15/2028	3,842	5,138
3.875% due 04/15/2029	4,391	6,105

Total U.S. Treasury Obligations (Cost $27,483)		28,957

Total Investments 99.2% (Cost $27,483)		$28,957
Other Assets and Liabilities (Net) 0.8%		226

Net Assets 100.0%		$29,183

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$28,957	$0	$28,957

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
Treasury Inflation Protected Securities (a)
0.500% due 04/15/2015	$745	$767
0.625% due 04/15/2013	825	848
1.250% due 04/15/2014	804	847
1.375% due 01/15/2020	2,298	2,446
1.625% due 01/15/2015	3,475	3,718
1.625% due 01/15/2018	2,948	3,204
1.750% due 01/15/2028	2,680	2,841
1.875% due 07/15/2019	1,013	1,125
2.000% due 01/15/2014	2,800	3,006
2.000% due 01/15/2026	1,862	2,048
2.125% due 02/15/2040	678	757
2.375% due 01/15/2025	1,927	2,215
2.500% due 07/15/2016	3,091	3,505
2.500% due 01/15/2029	2,403	2,836
3.000% due 07/15/2012	2,528	2,687
3.375% due 01/15/2012	642	673
3.375% due 04/15/2032	375	506

Total U.S. Treasury Obligations (Cost $32,451)		34,029

Total Investments 99.6% (Cost $32,451)		$34,029
Other Assets and Liabilities (Net) 0.4%		150

Net Assets 100.0%		$34,179

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
U.S. Treasury Obligations	$0	$34,029	$0	$34,029

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 98.4%
BANKING & FINANCE 35.9%
American International Group, Inc.
5.850% due 01/16/2018	$900	$936
Bank of America Corp.
5.625% due 07/01/2020	100	106
Citigroup, Inc.
8.125% due 07/15/2039	700	887
Credit Suisse
5.000% due 05/15/2013	600	654
Deutsche Bank AG
5.375% due 10/12/2012	300	326
General Electric Capital Corp.
6.000% due 06/15/2012	800	864
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	800	870
5.375% due 03/15/2020	100	105
JPMorgan Chase & Co.
3.700% due 01/20/2015	800	846
4.400% due 07/22/2020	100	103
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	800	899
Morgan Stanley
5.500% due 07/24/2020	100	103
6.000% due 04/28/2015	800	881
Simon Property Group LP
5.650% due 02/01/2020	100	112
Wachovia Corp.
5.500% due 05/01/2013	600	660

		8,352

INDUSTRIALS 45.0%
Abbott Laboratories
5.125% due 04/01/2019	300	346
Altria Group, Inc.
9.250% due 08/06/2019	500	671
Anadarko Petroleum Corp.
6.375% due 09/15/2017	300	331
Barrick Australian Finance Pty Ltd.
4.950% due 01/15/2020	100	112
Cisco Systems, Inc.
4.450% due 01/15/2020	100	111
Comcast Corp.
5.150% due 03/01/2020	100	109
ConocoPhillips
5.750% due 02/01/2019	100	120
DirecTV Holdings LLC
3.125% due 02/15/2016	900	910
Dow Chemical Co.
5.900% due 02/15/2015	600	670
Home Depot, Inc.
5.400% due 03/01/2016	300	342
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	100	108
Kraft Foods, Inc.
5.375% due 02/10/2020	100	112
Pemex Project Funding Master Trust
5.750% due 03/01/2018	400	440
Petrobras International Finance Co.
5.750% due 01/20/2020	100	111
Pfizer, Inc.
6.200% due 03/15/2019	700	863
Philip Morris International, Inc.
4.875% due 05/16/2013	800	879
5.650% due 05/16/2018	800	938
Shell International Finance BV
1.875% due 03/25/2013	100	103
3.100% due 06/28/2015	500	527
4.375% due 03/25/2020	100	110
Target Corp.
3.875% due 07/15/2020	100	106
Time Warner Cable, Inc.
5.000% due 02/01/2020	100	107
United Parcel Service, Inc.
3.875% due 04/01/2014	400	437
United Technologies Corp.
4.500% due 04/15/2020	800	899
Vale Overseas Ltd.
6.875% due 11/21/2036	800	916
Wal-Mart Stores, Inc.
3.625% due 07/08/2020	100	105

		10,483

UTILITIES 17.5%
AT&T, Inc.
6.300% due 01/15/2038	800	906
BP Capital Markets PLC
5.250% due 11/07/2013	900	981
FirstEnergy Corp.
7.375% due 11/15/2031	800	872
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	800	918
Verizon Communications, Inc.
8.750% due 11/01/2018	300	409

		4,086

Total Corporate Bonds & Notes (Cost $22,621)		22,921

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 1.6%
State Street Bank and Trust Co.
0.010% due 10/01/2010	374	374

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $385. Repurchase proceeds are $374.)
Total Short-Term Instruments (Cost $374)		374

Total Investments 100.0% (Cost $22,995)		$23,295
Other Assets and Liabilities (Net) 0.0%		8

Net Assets 100.0%		$23,303

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$8,352	$0	$8,352
Industrials	0	10,483	0	10,483
Utilities	0	4,086	0	4,086
Short-Term Instruments
Repurchase Agreements	0	374	0	374
Investments, at value	$0	$23,295	$0	$23,295

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Strategy Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 70.2%
ARIZONA 3.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2010
4.839% due 01/01/2041 (a)	$600	$605

CALIFORNIA 17.5%
California State East Bay Municipal Utility District Revenue Bonds, Series 2010
5.874% due 06/01/2040	500	564
Los Angeles, California Community College District General Obligation Bonds, Series 2010
6.750% due 08/01/2049	500	560
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2010
6.628% due 07/01/2040 (a)	500	509
San Diego County, California Water Authority Revenue Bonds, Series 2010
6.138% due 05/01/2049	500	555
University of California Regents Medical Center Revenue Bonds, Series 2009
6.583% due 05/15/2049	450	492
University of California Revenue Bonds, Series 2010
6.296% due 05/15/2050	500	501

		3,181

COLORADO 3.3%
Colorado Springs, Colorado Revenue Bonds, Series 2010
5.738% due 11/15/2050 (a)	600	600

GEORGIA 2.9%
Georgia State Municipal Electric Authority Revenue Bonds, Series 2010
6.655% due 04/01/2057	500	530

HAWAII 2.8%
University of Hawaii Revenue Bonds, Series 2010
6.034% due 10/01/2040 (a)	500	506

ILLINOIS 2.7%
Illinois State Toll Highway Authority Revenue Bonds, Series 2009
6.184% due 01/01/2034	460	492

INDIANA 2.8%
Indiana State Municipal Power Agency Revenue Bonds, Series 2010
5.594% due 01/01/2042 (a)	500	504

IOWA 3.6%
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	600	662

NEBRASKA 5.1%
Nebraska State Public Power District Revenue Bonds, Series 2010
5.323% due 01/01/2030 (a)	600	598
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	300	321

		919

NEW YORK 5.8%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
5.440% due 06/15/2043	500	523
New York State Dormitory Authority Revenue Bonds, Series 2010
5.600% due 03/15/2040	500	529

		1,052

NORTH CAROLINA 0.6%
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	109

OHIO 5.6%
Ohio State American Municipal Power, Inc. Revenue Bonds, Series 2010
5.939% due 02/15/2047	500	513
Ohio State University Revenue Bonds, Series 2010
4.910% due 06/01/2040 (a)	500	510

		1,023

TENNESSEE 2.8%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027 (a)	500	505

TEXAS 11.4%
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2010
4.922% due 12/01/2041 (a)	500	508
North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	500	546
San Antonio, Texas General Obligation Bonds, Series 2010
6.038% due 08/01/2040	500	527
Texas State General Obligation Bonds, Series 2010
4.273% due 04/01/2026	500	502

		2,083

Total Municipal Bonds & Notes (Cost $12,625)		12,771

SHORT-TERM INSTRUMENTS 61.9%
REPURCHASE AGREEMENTS 26.5%
Credit Suisse Securities (USA) LLC
0.200% due 10/01/2010	4,200	4,200
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 0.375% - 3.625% due 09/30/2012 - 08/15/2019 valued at $4,299. Repurchase proceeds are $4,200.)
Greenwich Capital Markets, Inc.
0.250% due 10/01/2010	500	500
(Dated 09/30/2010. Collateralized by Fannie Mae 5.000% due 04/15/2015 valued at $513. Repurchase proceeds are $500.)
State Street Bank and Trust Co.
0.010% due 10/01/2010	114	114
(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.500% due 04/30/2015 valued at $118. Repurchase proceeds are $114.)

		4,814

U.S. TREASURY BILLS 35.4%
0.066% due 10/14/2010	6,450	6,450

Total Short-Term Instruments (Cost $11,264)		11,264

Total Investments 132.1% (Cost $23,889)		$24,035
Other Assets and Liabilities (Net) (32.1%)		(5,838)

Net Assets 100.0%		$18,197

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Arizona	$0	$605	$0	$605
California	0	3,181	0	3,181
Colorado	0	600	0	600
Georgia	0	530	0	530
Hawaii	0	506	0	506
Illinois	0	492	0	492
Indiana	0	504	0	504
Iowa	0	662	0	662
Nebraska	0	919	0	919
New York	0	1,052	0	1,052
North Carolina	0	109	0	109
Ohio	0	1,023	0	1,023
Tennessee	0	505	0	505
Texas	0	2,083	0	2,083
Short-Term Instruments
Repurchase Agreements	0	4,814	0	4,814
U.S. Treasury Bills	0	6,450	0	6,450
Investments, at value	$0	$24,035	$0	$24,035

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Strategy Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 76.3%
BANKING & FINANCE 47.1%
American Express Bank FSB
0.386% due 05/29/2012	$3,875	$3,841
American Honda Finance Corp.
0.459% due 03/27/2012	500	499
Anadarko Finance Co.
6.750% due 05/01/2011	800	825
Banco Santander Chile
1.771% due 04/20/2012	4,000	4,000
Bank of America Corp.
0.792% due 09/11/2012	650	645
Barclays Bank PLC
1.308% due 12/05/2011	11,000	11,130
5.450% due 09/12/2012	1,100	1,192
Boston Properties LP
6.250% due 01/15/2013	2,000	2,202
BRFkredit A/S
0.776% due 04/15/2013	1,900	1,901
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	800	821
2.600% due 07/02/2015	3,000	3,126
Cie de Financement Foncier
1.262% due 07/23/2012	4,000	3,995
1.625% due 07/23/2012	2,000	2,009
Citigroup, Inc.
0.417% due 03/16/2012	2,000	1,967
0.418% due 03/07/2014	2,000	1,877
0.715% due 11/05/2014	4,400	4,083
Commonwealth Bank of Australia
0.563% due 08/27/2014	3,400	3,401
0.672% due 12/10/2012	400	400
Countrywide Financial Corp.
0.858% due 05/07/2012	4,700	4,662
DanFin Funding Ltd.
1.226% due 07/16/2013	4,500	4,498
Danske Bank A/S
0.679% due 05/24/2012	200	200
Dexia Credit Local
0.693% due 03/05/2013	12,400	12,363
FIH Erhvervsbank A/S
0.662% due 06/13/2013	5,000	4,998
1.750% due 12/06/2012	2,000	2,036
General Electric Capital Corp.
0.411% due 06/20/2013	4,000	3,890
Goldman Sachs Group, Inc.
0.889% due 09/29/2014	3,700	3,604
HSBC Finance Corp.
0.642% due 09/14/2012	2,500	2,460
0.776% due 01/15/2014	5,000	4,759
0.875% due 07/19/2012	750	743
ING Bank NV
1.089% due 03/30/2012	1,000	997
2.625% due 02/09/2012	2,000	2,045
Lloyds TSB Bank PLC
1.534% due 04/02/2012	5,000	5,058
Merrill Lynch & Co., Inc.
0.523% due 06/05/2012	1,055	1,040
6.050% due 08/15/2012	200	215
MetLife, Inc.
1.674% due 08/06/2013	1,200	1,210
6.125% due 12/01/2011	1,000	1,058
Metropolitan Life Global Funding I
0.542% due 03/15/2012	600	601
5.125% due 04/10/2013	600	654
Monumental Global Funding III
0.668% due 01/25/2013	2,000	1,939
Monumental Global Funding Ltd.
0.672% due 06/15/2011	1,600	1,577
Morgan Stanley
2.876% due 05/14/2013	5,600	5,711
National Australia Bank Ltd.
1.031% due 07/08/2014	1,300	1,313
Nationwide Building Society
0.549% due 05/17/2012	200	200
Nomura Europe Finance NV
0.440% due 07/05/2011	100	98
PNC Funding Corp.
0.615% due 01/31/2012	250	249
Pricoa Global Funding I
0.489% due 09/27/2013	3,600	3,539
4.625% due 06/25/2012	700	732
5.400% due 10/18/2012	1,185	1,272
Royal Bank of Scotland Group PLC
0.559% due 03/30/2012	10,260	10,258
1.406% due 04/23/2012	1,000	1,009
2.759% due 08/23/2013	2,000	2,042
Societe Generale
2.200% due 09/14/2013	2,000	2,011
Sun Life Financial Global Funding LP
0.784% due 10/06/2013	4,000	3,891
Suncorp-Metway Ltd.
2.026% due 07/16/2012	9,000	9,221
Swedbank AB
3.000% due 12/22/2011	200	206
Wachovia Corp.
0.636% due 04/23/2012	3,000	2,989
2.236% due 05/01/2013	3,175	3,270
WCI Finance LLC
5.400% due 10/01/2012	1,360	1,451
Westpac Banking Corp.
2.100% due 08/02/2013	3,000	3,047
2.900% due 09/10/2014	3,000	3,178

		164,208

INDUSTRIALS 18.9%
Altria Group, Inc.
8.500% due 11/10/2013	1,000	1,198
Anheuser-Busch InBev Worldwide, Inc.
1.019% due 03/26/2013	3,600	3,627
Chevron Corp.
3.450% due 03/03/2012	1,050	1,091
Cox Communications, Inc.
7.125% due 10/01/2012	250	277
7.750% due 11/01/2010	2,750	2,763
CSX Corp.
6.750% due 03/15/2011	2,000	2,051
CVS Caremark Corp.
5.750% due 08/15/2011	2,870	2,991
Daimler Finance North America LLC
5.750% due 09/08/2011	2,650	2,768
7.300% due 01/15/2012	500	538
Delta Air Lines 2000-1 Class A-2 Pass-Through Trust
7.570% due 05/18/2012	3,337	3,357
Devon Financing Corp. ULC
6.875% due 09/30/2011	3,285	3,476
Dow Chemical Co.
6.000% due 10/01/2012	2,000	2,168
EnCana Corp.
6.300% due 11/01/2011	1,600	1,688
Energy Transfer Partners LP
5.650% due 08/01/2012	400	426
Enterprise Products Operating LLC
7.625% due 02/15/2012	1,300	1,398
Hewlett-Packard Co.
0.418% due 09/13/2012	3,000	2,997
HJ Heinz Finance Co.
6.625% due 07/15/2011	400	418
Husky Energy, Inc.
6.250% due 06/15/2012	1,575	1,695
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	2,000	2,160
7.125% due 03/15/2012	550	591
Kraft Foods, Inc.
6.000% due 02/11/2013	150	167
6.250% due 06/01/2012	2,787	3,030
Pemex Project Funding Master Trust
0.896% due 12/03/2012	2,000	1,995
Potash Corp. of Saskatchewan, Inc.
7.750% due 05/31/2011	150	157
Republic Services, Inc.
6.750% due 08/15/2011	2,000	2,094
Reynolds American, Inc.
7.250% due 06/01/2012	570	617
Rogers Communications, Inc.
7.875% due 05/01/2012	500	552
Shell International Finance BV
0.640% due 06/22/2012	3,150	3,166
Southern Co.
5.300% due 01/15/2012	3,315	3,494
Sunoco, Inc.
6.750% due 04/01/2011	200	204
Time Warner Cable, Inc.
5.400% due 07/02/2012	700	750
Volkswagen International Finance NV
1.625% due 08/12/2013	1,600	1,610
WellPoint, Inc.
5.000% due 01/15/2011	2,900	2,934
WM Wrigley Jr. Co.
1.664% due 06/28/2011	4,000	4,003
2.450% due 06/28/2012	240	242
Xerox Corp.
6.875% due 08/15/2011	3,200	3,359

		66,052

UTILITIES 10.3%
Appalachian Power Co.
5.650% due 08/15/2012	200	215
BellSouth Corp.
4.295% due 04/26/2021	3,200	3,265
BP Capital Markets PLC
1.550% due 08/11/2011	3,500	3,510
British Telecommunications PLC
9.375% due 12/15/2010	4,434	4,504
Columbus Southern Power Co.
0.692% due 03/16/2012	2,850	2,858
Deutsche Telekom International Finance BV
5.375% due 03/23/2011	500	511
Entergy Corp.
3.625% due 09/15/2015	1,000	1,011

FPL Group Capital, Inc.
1.172% due 06/17/2011	1,000	1,004
France Telecom S.A.
7.750% due 03/01/2011	2,855	2,939
PSEG Power LLC
6.950% due 06/01/2012	1,037	1,136
Qwest Corp.
3.542% due 06/15/2013	3,000	3,150
7.875% due 09/01/2011	800	849
Telecom Italia Capital S.A.
1.135% due 07/18/2011	3,300	3,288
Telefonica Emisiones SAU
0.775% due 02/04/2013	3,400	3,331
TELUS Corp.
8.000% due 06/01/2011	299	313
Verizon Wireless Capital LLC
7.375% due 11/15/2013	1,100	1,303
Vodafone Group PLC
0.584% due 02/27/2012	2,900	2,905

		36,092

Total Corporate Bonds & Notes (Cost $265,090)		266,352

MUNICIPAL BONDS & NOTES 2.6%
ILLINOIS 0.5%
Illinois State General Obligation Notes, Series 2010
1.823% due 01/01/2011	1,800	1,803

KENTUCKY 0.7%
Kentucky State Asset Liability Commission Revenue Notes, Series 2010
0.841% due 04/01/2011	2,500	2,501

MAINE 1.0%
Maine State General Obligation Notes, Series 2010
2.000% due 06/15/2011	3,270	3,306

NEW JERSEY 0.4%
New Jersey State Economic Development Authority Revenue Notes, Series 2010
1.292% due 06/15/2013	1,500	1,493

Total Municipal Bonds & Notes (Cost $9,107)		9,103

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
4.000% due 09/01/2040	8,697	8,950
Federal Farm Credit Bank
5.500% due 07/15/2011	1,530	1,591
Freddie Mac
0.657% due 06/15/2033	227	226
4.000% due 05/15/2021	3,100	3,111
5.000% due 07/15/2014	300	343
7.000% due 11/01/2026 - 09/01/2027	646	720
7.500% due 04/01/2016 - 10/01/2017	692	766
8.500% due 07/01/2030	5	6
Ginnie Mae
6.000% due 12/15/2033	119	131
6.500% due 11/15/2033 - 12/15/2034	192	214
7.000% due 03/15/2023 - 11/15/2032	400	455
7.500% due 12/15/2012 - 06/15/2028	639	720
8.500% due 04/15/2030	4	4
10.000% due 02/15/2016 - 04/15/2025	106	120
10.500% due 09/15/2015 - 07/15/2019	5	6
11.000% due 07/15/2013 - 07/20/2020	22	24
11.500% due 01/15/2013 - 11/15/2019	9	9
12.000% due 01/15/2013 - 04/15/2015	8	8
12.500% due 11/15/2013 - 07/15/2015	3	4
13.000% due 04/15/2011 - 09/20/2015	8	8
13.500% due 05/15/2011 - 09/15/2014	1	1

Total U.S. Government Agencies (Cost $17,391)		17,417

ASSET-BACKED SECURITIES 4.3%
Arkansas Student Loan Authority
1.180% due 11/25/2043	2,000	1,987
Bank One Issuance Trust
0.377% due 05/15/2014	4,000	3,998
Chase Issuance Trust
4.550% due 03/15/2013	175	177
Ford Credit Auto Lease Trust
1.040% due 03/15/2013	3,525	3,532
Ford Credit Auto Owner Trust
2.757% due 05/15/2013	651	661
SLM Student Loan Trust
0.498% due 10/25/2016	134	133
0.628% due 04/25/2017	1,002	1,001
0.998% due 10/25/2017	3,400	3,410

Total Asset-Backed Securities (Cost $14,901)		14,899

SOVEREIGN ISSUES 2.3%
Export-Import Bank of Korea
1.342% due 03/13/2012	5,000	4,998
Province of Ontario Canada
0.789% due 05/22/2012	3,000	3,010
Societe Financement de l’Economie Francaise
0.726% due 07/16/2012	200	201

Total Sovereign Issues (Cost $8,219)		8,209

SHORT-TERM INSTRUMENTS 10.6%
CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
0.978% due 03/01/2012	2,800	2,799
1.392% due 12/16/2011	3,600	3,601

		6,400

COMMERCIAL PAPER 0.6%
Standard Chartered Bank
0.559% due 10/18/2010	2,000	2,000

REPURCHASE AGREEMENTS 8.2%
Barclays Capital, Inc.
0.190% due 10/01/2010	28,500	28,500

(Dated 09/30/2010. Collateralized by U.S. Treasury Bonds 6.000% due 02/15/2026 valued at $29,093. Repurchase proceeds are $28,500.)
Total Short-Term Instruments (Cost $36,899)		36,900

Total Investments 101.1% (Cost $351,607)		$352,880
Other Assets and Liabilities (Net) (1.1%)		(3,795)

Net Assets 100.0%		$349,085

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Corporate Bonds & Notes
Banking & Finance	$0	$164,208	$0	$164,208
Industrials	0	66,052	0	66,052
Utilities	0	36,092	0	36,092
Municipal Bonds & Notes
Illinois	0	1,803	0	1,803
Kentucky	0	2,501	0	2,501
Maine	0	3,306	0	3,306
New Jersey	0	1,493	0	1,493
U.S. Government Agencies	0	17,417	0	17,417
Asset-Backed Securities	0	14,899	0	14,899
Sovereign Issues	0	8,209	0	8,209
Short-Term Instruments
Certificates of Deposit	0	6,400	0	6,400
Commercial Paper	0	2,000	0	2,000
Repurchase Agreements	0	28,500	0	28,500
Investments, at value	$0	$352,880	$0	$352,880

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Strategy Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 100.1%
ARIZONA 0.9%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	$400	$470

CALIFORNIA 7.1%
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2016	250	294
5.000% due 05/01/2018	500	592
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	595
Carlsbad, California Unified School District General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	231
Pleasanton, California Unified School District Certificates of Participation Notes, (FSA Insured), Series 2010
3.500% due 08/01/2015	450	479
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016 (a)	720	787
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2017	750	589

		3,567

COLORADO 2.7%
Aspen, Colorado General Obligation Notes, Series 2009
4.000% due 12/01/2014	150	168
Denver, Colorado City & County Revenue Bonds, (NPFGC-FGIC Insured), Series 2006
4.000% due 11/15/2016	265	291
Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	289
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	579

		1,327

FLORIDA 4.7%
Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	126
Florida State Citizens Property Insurance Corp. Revenue Notes, Series 2010
5.000% due 06/01/2016	750	804
Florida State Inland Protection Financing Corp. Revenue Notes, Series 2010
5.000% due 07/01/2016	500	578
Florida State Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	284
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	273
Orlando, Florida Utilities Commission Revenue Notes, Series 2010
5.000% due 10/01/2017	250	295

		2,360

GEORGIA 1.4%
Georgia State Municipal Electric Authority Revenue Notes, Series 2010
4.000% due 01/01/2018	350	379
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	298

		677

ILLINOIS 7.2%
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	250	210
Chicago, Illinois Revenue Notes, (FSA Insured), Series 2008
5.000% due 11/01/2016	350	410
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	1,000	1,164
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	417
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	561
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	855

		3,617

INDIANA 6.6%
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	560
5.000% due 02/01/2018	500	599
Indiana State Finance Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 12/01/2017	300	351
Indianapolis, Indiana Local Public Improvement Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	350
Purdue University West Lafayette, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	760
Vincennes, Indiana University Revenue Notes, Series 2010
4.000% due 06/01/2016	500	544
Warsaw, Indiana Multi-School Building Corp. Revenue Notes, Series 2008
5.500% due 01/15/2017	100	117

		3,281

IOWA 1.1%
Iowa State Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	565

KANSAS 1.6%
Kansas State Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	594
Wyandotte County-Kansas City, Kansas Unified Government Revenue Notes, Series 2010
5.000% due 09/01/2015	200	230

		824

KENTUCKY 4.3%
Kentucky Municipal Power Agency Revenue Notes, (FSA Insured), Series 2010
4.000% due 09/01/2016	900	981
Kentucky State Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,168

		2,149

MARYLAND 0.7%
Maryland State Department of Transportation Revenue Bonds, Series 2003
5.000% due 06/01/2016	280	333

MASSACHUSETTS 5.5%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	609
Massachusetts State Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	939
Massachusetts State Water Resources Authority Revenue Notes, Series 2010
5.000% due 08/01/2016	500	595
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	601

		2,744

MICHIGAN 2.8%
Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	250	250
Michigan State University Revenue Notes, Series 2010
5.000% due 02/15/2016	1,000	1,170

		1,420

MINNESOTA 1.7%
Robbinsdale, Minnesota Independent School District No. 281 General Obligation Notes, Series 2010
5.000% due 02/01/2017	735	871

MISSOURI 4.0%
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,098
Missouri State Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	883

		1,981

NEW HAMPSHIRE 0.6%
New Hampshire State Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	290

NEW JERSEY 0.7%
New Jersey State Preservation Trust Revenue Bonds, (FSA Insured), Series 2005
5.800% due 11/01/2016	300	361

NEW MEXICO 2.3%
New Mexico State Finance Authority Revenue Notes, Series 2010
4.000% due 06/15/2014 (a)	500	553
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	597

		1,150

NEW YORK 4.3%
Long Island, New York Power Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2012	120	129
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,069
New York City, New York Transitional Finance Authority Revenue Notes, Series 2007
5.000% due 11/01/2015	200	235
New York State Dormitory Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 07/01/2016	370	419
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	280

		2,132

NORTH CAROLINA 2.1%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	353
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	393
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	281

		1,027

OHIO 5.8%
Bowling Green, Ohio State University Revenue Notes, Series 2010
3.000% due 06/01/2014	500	521
Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	333
Ohio State Turnpike Commission Revenue Bonds, (NPFGC-FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,175
5.500% due 02/15/2017	225	266
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 06/01/2019 (a)	500	602

		2,897

OREGON 1.1%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	554

PENNSYLVANIA 3.9%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	569
Pennsylvania State Higher Education Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	290
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 05/15/2012	500	522
Southeastern Pennsylvania State Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018 (a)	500	580

		1,961

PUERTO RICO 0.6%
Puerto Rico Electric Power Authority Revenue Bonds, (XLCA Insured), Series 2002
5.375% due 07/01/2016	250	285

SOUTH CAROLINA 0.6%
Piedmont, South Carolina Municipal Power Agency Revenue Notes, Series 2009
5.000% due 01/01/2015	250	278

TENNESSEE 1.5%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	520
5.000% due 02/01/2027	250	252

		772

TEXAS 13.2%
Austin, Texas Electrical Utilities System Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,177
Dallas, Texas Revenue Notes, Series 2010
5.000% due 10/01/2016	500	596
Eagle Mountain & Saginaw, Texas Independent School District General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	208
Garland, Texas General Obligation Notes, Series 2010
5.000% due 02/15/2015	360	417
Hallsville, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
4.000% due 02/15/2016	155	174
Houston, Texas Water and Sewer Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2020	350	248
San Antonio, Texas General Obligation Notes, Series 2010
5.000% due 08/01/2016	500	595
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,185
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	300	358
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	914
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	260
Texas State Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	112
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	300	348

		6,592

UTAH 1.2%
Salt Lake County, Utah Revenue Notes, Series 2010
5.000% due 08/15/2016 (a)	500	593

VIRGINIA 1.1%
Norfolk, Virginia General Obligation Notes, Series 2010
4.000% due 10/01/2015 (a)	500	565

WASHINGTON 6.8%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,147
King County, Washington School District No. 1 General Obligation Notes, Series 2007
5.000% due 06/01/2012	150	161
Washington State Energy Northwest Revenue Notes, Series 2010
5.000% due 07/01/2017	1,000	1,194
Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2016	540	635
Washington State Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	262

		3,399

WISCONSIN 1.6%
Wisconsin State Clean Water Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	257
Wisconsin State General Obligation Notes, Series 2010
4.000% due 05/01/2018	500	564

		821

WYOMING 0.4%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	217

Total Municipal Bonds & Notes (Cost $48,504)		50,080

SHORT-TERM INSTRUMENTS 8.3%
REPURCHASE AGREEMENTS 8.3%
State Street Bank and Trust Co.
0.010% due 10/01/2010	4,142	4,142

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $4,225. Repurchase proceeds are $4,142.)
Total Short-Term Instruments (Cost $4,142)		4,142

Total Investments 108.4% (Cost $52,646)		$54,222
Other Assets and Liabilities (Net) (8.4%)		(4,211)

Net Assets 100.0%		$50,011

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Arizona	$0	$470	$0	$470
California	0	3,567	0	3,567
Colorado	0	1,327	0	1,327
Florida	0	2,360	0	2,360
Georgia	0	677	0	677
Illinois	0	3,617	0	3,617
Indiana	0	3,281	0	3,281
Iowa	0	565	0	565
Kansas	0	824	0	824
Kentucky	0	2,149	0	2,149
Maryland	0	333	0	333
Massachusetts	0	2,744	0	2,744
Michigan	0	1,420	0	1,420
Minnesota	0	871	0	871
Missouri	0	1,981	0	1,981
New Hampshire	0	290	0	290
New Jersey	0	361	0	361
New Mexico	0	1,150	0	1,150
New York	0	2,132	0	2,132
North Carolina	0	1,027	0	1,027
Ohio	0	2,897	0	2,897
Oregon	0	554	0	554
Pennsylvania	0	1,961	0	1,961
Puerto Rico	0	285	0	285
South Carolina	0	278	0	278
Tennessee	0	772	0	772
Texas	0	6,592	0	6,592
Utah	0	593	0	593
Virginia	0	565	0	565
Washington	0	3,399	0	3,399
Wisconsin	0	821	0	821
Wyoming	0	217	0	217
Short-Term Instruments
Repurchase Agreements	0	4,142	0	4,142
Investments, at value	$0	$54,222	$0	$54,222

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Strategy Fund

September 30, 2010 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 97.1%
ALASKA 1.5%
Alaska State Industrial Development & Export Authority Revenue Notes, Series 2010
5.000% due 04/01/2012	$250	$265

CALIFORNIA 9.8%
California State Bay Area Governments Association Revenue Notes, (XLCA Insured), Series 2006
5.000% due 08/01/2013	100	100
California State Department of Water Resources Revenue Notes, Series 2010
2.000% due 05/01/2012	200	205
California State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.250% due 07/01/2014	300	346
California State Northern Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	260
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	400	450
Indio, California Water Authority Revenue Notes, (AMBAC Insured), Series 2006
4.000% due 04/01/2011	200	203
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC-FGIC Insured), Series 2004
5.000% due 08/01/2012	200	210

		1,774

CONNECTICUT 2.4%
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	400	439

DELAWARE 2.6%
Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	475

DISTRICT OF COLUMBIA 0.6%
District of Columbia General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/01/2013	100	110

FLORIDA 5.9%
Florida State Board of Education General Obligation Notes, (NPFGC-FGIC Insured), Series 2005
5.000% due 06/01/2012	500	537
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Notes, Series 2006
5.250% due 07/01/2012	250	267
Florida State JEA Water & Sewer System Revenue Bonds, Series 2002
5.250% due 10/01/2013	250	261

		1,065

GEORGIA 2.9%
Georgia State Municipal Electric Authority Revenue Notes, Series 2008
5.000% due 01/01/2013	250	271
Monroe County, Georgia Development Authority Revenue Bonds, Series 1995
4.500% due 07/01/2025	250	254

		525

ILLINOIS 8.6%
Chicago, Illinois International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	264
Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	159
Decatur, Illinois Park District General Obligation Notes, Series 2010
2.000% due 03/01/2012	100	101
2.250% due 03/01/2013	175	179
Illinois State Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	222
Illinois State Finance Authority Revenue Notes, Series 2010
4.000% due 02/15/2012	100	103
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	284
Will & Kendall Counties, Illinois Community Consolidated School District No. 202 General Obligation Notes, Series 2010
2.000% due 01/01/2012	250	252

		1,564

INDIANA 3.3%
Indiana Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	333
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	261

		594

IOWA 2.9%
Des Moines, Iowa Independent Community School District Revenue Notes, Series 2010
5.000% due 06/01/2012	250	265
Dubuque, Iowa Community School District Revenue Notes, Series 2010
2.000% due 01/01/2013	250	256

		521

KENTUCKY 4.3%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (FSA Insured), Series 2007
4.000% due 06/01/2013	250	268
Kentucky State Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	520

		788

MAINE 1.4%
Maine State Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	261

MARYLAND 1.5%
Montgomery County, Maryland General Obligation Notes, Series 2005
5.000% due 06/01/2012	250	268

MASSACHUSETTS 3.5%
Massachusetts State Educational Financing Authority Revenue Notes, Series 2010
2.000% due 01/01/2012	250	253
Massachusetts State General Obligation Notes, (FSA Insured), Series 2002
5.500% due 11/01/2011	100	105
Massachusetts State General Obligation Notes, Series 2004
5.000% due 08/01/2012	250	270

		628

MICHIGAN 2.1%
Hamilton, Michigan Community School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 05/01/2013	250	276
Michigan State Municipal Bond Authority Revenue Notes, Series 2010
5.000% due 03/21/2011	100	100

		376

NEBRASKA 1.2%
Nebraska State Central Plains Energy Project Revenue Notes, Series 2007
5.000% due 12/01/2012	210	224

NEVADA 0.9%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	157

NEW JERSEY 0.6%
New Jersey State Transit Corp. Certificates of Participation Bonds, (AMBAC Insured), Series 2002
5.500% due 09/15/2012	100	108

NEW YORK 7.4%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	215
New York City, New York General Obligation Bonds, Series 2002
5.750% due 08/01/2012	350	382
New York City, New York Transitional Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2013	250	282
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	331
New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	125	142

		1,352

PENNSYLVANIA 7.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
3.000% due 05/15/2011	250	254
Bristol, Pennsylvania General Obligation Notes, (FSA Insured), Series 2010
4.000% due 09/01/2012	105	111
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	262
Pennsylvania State Delaware Valley Regional Financial Authority Revenue Bonds, Series 2002
5.500% due 07/01/2012	265	281
Philadelphia, Pennsylvania Revenue Notes, Series 2010
4.000% due 06/15/2013	250	266
South Fork, Pennsylvania Municipal Authority Revenue Notes, Series 2010
3.000% due 07/01/2011	150	150

		1,324

PUERTO RICO 1.5%
Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	274

SOUTH CAROLINA 1.1%
South Carolina State Transportation Infrastructure Bank Revenue Notes, (XLCA Insured), Series 2007
5.000% due 10/01/2011	200	209

TENNESSEE 4.8%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	250	275
Nashville & Davidson County, Tennessee Metropolitan Government General Obligation Notes, Series 2010
5.000% due 07/01/2017	500	599

		874

TEXAS 10.0%
Forth Worth, Texas Revenue Notes, Series 2010
5.000% due 02/15/2015	250	290
South San Antonio, Texas independent School District General Obligation Notes, (PSF-GTD Insured), Series 2010
5.000% due 08/15/2013	250	280
Texas State Lower Colorado River Authority Revenue Notes, Series 2010
3.000% due 05/15/2012	115	119
5.000% due 05/15/2013	300	330
Texas State Revenue Notes, Series 2010
2.000% due 08/31/2011	250	254
University of Texas Revenue Notes, Series 2004
5.000% due 08/15/2012	500	542

		1,815

UTAH 0.6%
Utah State Intermountain Power Agency Revenue Notes, Series 2008
5.250% due 07/01/2012	110	118

VIRGINIA 1.2%
Roanoke, Virginia Economic Development Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 07/01/2012 (a)	200	211

WASHINGTON 4.7%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	331
Washington State Energy Northwest Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	129
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2014	350	401

		861

WISCONSIN 2.5%
Wisconsin State Clean Water Revenue Notes, Series 2009
5.000% due 07/01/2014	400	454

Total Municipal Bonds & Notes (Cost $17,455)		17,634

SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
0.010% due 10/01/2010	564	564

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 2.125% due 05/31/2015 valued at $577. Repurchase proceeds are $564.)
Total Short-Term Instruments (Cost $564)		564

Total Investments 100.2% (Cost $18,019)		$18,198
Other Assets and Liabilities (Net) (0.2%)		(35)

Net Assets 100.0%		$18,163

Notes to Schedule of Investments (amounts in thousands):

(a)	When-Issued security.

(b)	Fair Value Measurements(1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund’s assets and liabilities(2):

Category and Subcategory(3)	Level 1(4)	Level 2(5)	Level 3(6)	Fair Value at 09/30/2010
Municipal Bonds & Notes
Alaska	$0	$265	$0	$265
California	0	1,774	0	1,774
Connecticut	0	439	0	439
Delaware	0	475	0	475
District of Columbia	0	110	0	110
Florida	0	1,065	0	1,065
Georgia	0	525	0	525
Illinois	0	1,564	0	1,564
Indiana	0	594	0	594
Iowa	0	521	0	521
Kentucky	0	788	0	788
Maine	0	261	0	261
Maryland	0	268	0	268
Massachusetts	0	628	0	628
Michigan	0	376	0	376
Nebraska	0	224	0	224
Nevada	0	157	0	157
New Jersey	0	108	0	108
New York	0	1,352	0	1,352
Pennsylvania	0	1,324	0	1,324
Puerto Rico	0	274	0	274
South Carolina	0	209	0	209
Tennessee	0	874	0	874
Texas	0	1,815	0	1,815
Utah	0	118	0	118
Virginia	0	211	0	211
Washington	0	861	0	861
Wisconsin	0	454	0	454
Short-Term Instruments
Repurchase Agreements	0	564	0	564
Investments, at value	$0	$18,198	$0	$18,198

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.

See Accompanying Notes

1. Federal Income Tax Matters

As of September 30, 2010, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO 1-3 Year U.S. Treasury Index Fund	$899	$0	$899
PIMCO 1-5 Year U.S. TIPS Index Fund	8,368	(7)	8,361
PIMCO 3-7 Year U.S. Treasury Index Fund	2,163	0	2,163
PIMCO 7-15 U.S. Treasury Index Fund	1,356	(6)	1,350
PIMCO 15+ Year U.S. TIPS Index Fund	1,474	0	1,474
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund	3,313	0	3,313
PIMCO Broad U.S. TIPS Index Fund	1,578	0	1,578
PIMCO Build America Bond Strategy Fund	167	(21)	146
PIMCO Enhanced Short Maturity Strategy Fund	1,443	(170)	1,273
PIMCO Intermediate Municipal Bond Strategy Fund	1,608	(32)	1,576
PIMCO Investment Grade Corporate Bond Fund	301	(1)	300
PIMCO Short Term Municipal Bond Strategy Fund	188	(9)	179

2. Significant Accounting Policies

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When a Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.	XLCA	XL Capital Assurance
FSA	Financial Security Assurance, Inc.

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 23, 2010

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2010